DISPOSALS - Disposal of Mineração Serra Grande Mine (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 12, 2025	Dec. 01, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Tangible assets			$ 8,515	$ 8,512	[1],[2]	$ 4,419	[1],[2]
Right of use assets			187	123	[1],[2]	142	[1],[2]
Inventories			1,076	1,055	[1],[2]	829	[1],[2]
Cash and cash equivalents			2,905	1,425	[1],[2]	964	[1],[2]
Lease liabilities			(214)	(141)		(171)		$ (186)
Trade and other payables			(1,001)	(957)		(772)
Cash			$ 158	$ 0		$ 0
Mineraçao Serra Grande Mine (MSG) | Disposal groups classified as held for sale
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Tangible assets		$ 146
Right of use assets		6
Inventories		21
Trade, other receivables and other assets		20
Cash and cash equivalents		21
Lease liabilities		(6)
Trade and other payables		(84)
Environmental rehabilitation and other provisions		(30)
Tax indemnity liability		23
Net assets		117
Consideration received		(117)
Cash		(73)
Contingent consideration asset	$ (44)	$ (44)

[1]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.

[2]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.